Schedule of Investments (unaudited) April 30, 2021	iShares® MSCI USA Small-Cap Multifactor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.4%
Moog Inc., Class A	30,004	$2,596,846
National Presto Industries Inc.	4,896	503,701
Vectrus Inc.(a)	11,574	605,899

		3,706,446

Air Freight & Logistics — 0.6%
Atlas Air Worldwide Holdings Inc.(a)	6,508	441,958
Echo Global Logistics Inc.(a)	24,114	788,528
Forward Air Corp.	27,981	2,470,443
Hub Group Inc., Class A(a)	33,468	2,199,517

		5,900,446

Airlines — 0.1%
SkyWest Inc.	12,496	620,551

Auto Components — 0.7%
Cooper Tire & Rubber Co.	50,307	2,866,996
Gentherm Inc.(a)	32,656	2,325,107
Standard Motor Products Inc.	20,035	858,099
XPEL Inc.(a)	15,187	973,487

		7,023,689

Banks — 0.6%
Amalgamated Financial Corp.	13,918	224,776
Arrow Financial Corp.	15,405	544,567
Bancorp. Inc. (The)(a)	51,833	1,150,952
Camden National Corp.	14,905	711,266
Capital City Bank Group Inc.	11,701	295,684
Community Trust Bancorp. Inc.	15,960	711,178
First Community Bankshares Inc.	15,877	463,926
First Financial Corp./IN	11,611	513,671
Great Southern Bancorp. Inc.	11,225	633,202
Independent Bank Corp./MI	20,706	487,833

		5,737,055

Beverages — 1.3%
Boston Beer Co. Inc. (The), Class A, NVS(a)	9,407	11,443,521
National Beverage Corp.	23,316	1,132,925

		12,576,446

Biotechnology — 2.7%
Anika Therapeutics Inc.(a)	14,152	568,627
Arcturus Therapeutics Holdings Inc.(a)	19,434	712,451
CareDx Inc.(a)	46,517	3,678,099
Catalyst Pharmaceuticals Inc.(a)(b)	97,906	448,410
Coherus Biosciences Inc.(a)	56,953	842,904
Eagle Pharmaceuticals Inc./DE(a)	11,521	470,403
Emergent BioSolutions Inc.(a)	44,987	2,743,307
Twist Bioscience Corp.(a)	31,265	4,195,450
United Therapeutics Corp.(a)	44,413	8,951,884
Vanda Pharmaceuticals Inc.(a)	54,653	907,240
Veracyte Inc.(a)	50,124	2,493,669
XBiotech Inc.(a)	14,438	246,601

		26,259,045

Building Products — 3.1%
Apogee Enterprises Inc.	25,039	879,620
Builders FirstSource Inc.(a)	200,365	9,751,764
CSW Industrials Inc.	14,695	1,989,850
Gibraltar Industries Inc.(a)	32,424	2,978,469
Insteel Industries Inc.	18,226	694,957
Masonite International Corp.(a)	23,266	2,938,263
Quanex Building Products Corp.	32,803	895,194

Security	Shares	Value

Building Products (continued)
Simpson Manufacturing Co. Inc.	39,128	$4,409,726
UFP Industries Inc.	61,171	5,140,811

		29,678,654

Capital Markets — 4.2%
Affiliated Managers Group Inc.(b)	46,554	7,503,108
Artisan Partners Asset Management Inc., Class A	58,288	2,968,025
BrightSphere Investment Group Inc.	64,093	1,442,734
Cohen & Steers Inc.	23,889	1,624,930
Cowen Inc., Class A	24,907	983,577
Diamond Hill Investment Group Inc.	3,041	520,011
Evercore Inc., Class A	40,592	5,688,157
Federated Hermes Inc.	95,180	2,741,184
Houlihan Lokey Inc.	51,022	3,381,228
Janus Henderson Group PLC	156,278	5,374,400
Moelis & Co., Class A	55,247	2,998,807
Piper Sandler Cos	17,008	1,972,758
PJT Partners Inc., Class A	20,464	1,504,718
Victory Capital Holdings Inc., Class A(b)	16,384	454,656
Waddell & Reed Financial Inc., Class A	61,663	1,540,342

		40,698,635

Chemicals — 1.2%
AdvanSix Inc.(a)	27,921	811,943
Chase Corp.	7,554	894,696
FutureFuel Corp.	26,143	332,016
Hawkins Inc.	19,121	637,685
Innospec Inc.	24,569	2,393,266
Kraton Corp.(a)	31,864	1,139,457
Minerals Technologies Inc.	34,120	2,666,137
Stepan Co.	20,173	2,635,804
Tredegar Corp.	26,709	390,485

		11,901,489

Commercial Services & Supplies — 1.0%
ACCO Brands Corp.	94,093	807,318
Brady Corp., Class A, NVS	48,423	2,642,443
CoreCivic Inc.	119,634	929,556
Ennis Inc.	25,972	538,400
Heritage-Crystal Clean Inc.(a)	15,066	432,695
HNI Corp.	42,676	1,806,902
Kimball International Inc., Class B	36,636	534,153
Knoll Inc.	50,709	1,211,945
Steelcase Inc., Class A	83,643	1,154,273

		10,057,685

Communications Equipment — 1.5%
ADTRAN Inc.	47,770	816,389
Calix Inc.(a)	55,281	2,337,834
Ciena Corp.(a)	151,164	7,629,247
Digi International Inc.(a)	27,477	491,014
NETGEAR Inc.(a)	29,904	1,112,728
NetScout Systems Inc.(a)	72,351	1,895,234

		14,282,446

Construction & Engineering — 2.2%
Aegion Corp.(a)	30,772	926,237
Arcosa Inc.	48,341	2,914,479
Comfort Systems USA Inc.	36,480	3,004,493
Construction Partners Inc., Class A(a)	20,734	657,890
Great Lakes Dredge & Dock Corp.(a)	64,948	1,019,684
IES Holdings Inc.(a)	8,386	442,697
MYR Group Inc.(a)	16,709	1,301,631
Primoris Services Corp.	45,840	1,497,134

1

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® MSCI USA Small-Cap Multifactor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Construction & Engineering (continued)
Quanta Services Inc.	89,996	$8,697,213
Tutor Perini Corp.(a)	40,458	651,374

		21,112,832

Construction Materials — 0.0%
United State Lime & Minerals Inc.	2,242	309,800

Consumer Finance — 1.2%
Encore Capital Group Inc.(a)(b)	28,206	1,109,624
Enova International Inc.(a)	35,485	1,215,006
Green Dot Corp., Class A(a)	47,979	2,195,519
Navient Corp.	193,932	3,263,876
PROG Holdings Inc.	67,142	3,420,213
World Acceptance Corp.(a)	5,174	676,449

		11,880,687

Containers & Packaging — 0.1%
Myers Industries Inc.	30,307	683,726

Diversified Consumer Services — 0.3%
American Public Education Inc.(a)	14,739	448,950
Perdoceo Education Corp.(a)	68,860	802,908
Stride Inc.(a)	41,310	1,182,705

		2,434,563

Diversified Telecommunication Services — 0.3%
ATN International Inc.	11,134	507,488
Bandwidth Inc., Class A(a)	19,637	2,596,011

		3,103,499

Electrical Equipment — 2.2%
Acuity Brands Inc.	39,638	7,353,642
Atkore Inc.(a)	47,261	3,699,591
AZZ Inc.	26,196	1,378,957
Encore Wire Corp.	20,632	1,540,798
GrafTech International Ltd.	80,158	1,019,610
Regal Beloit Corp.	40,580	5,860,969

		20,853,567

Electronic Equipment, Instruments & Components — 5.3%
Avnet Inc.	98,780	4,338,418
Badger Meter Inc.	29,118	2,719,330
Benchmark Electronics Inc.	36,462	1,094,589
CTS Corp.	29,041	944,413
ePlus Inc.(a)	13,554	1,360,279
Fabrinet(a)	36,745	3,146,107
Insight Enterprises Inc.(a)(b)	35,072	3,520,177
Jabil Inc.	135,520	7,103,958
Kimball Electronics Inc.(a)	24,890	572,719
Knowles Corp.(a)	91,509	1,912,538
Methode Electronics Inc.	37,531	1,686,268
Napco Security Technologies Inc.(a)	11,879	395,690
National Instruments Corp.	124,867	5,170,742
OSI Systems Inc.(a)	17,151	1,656,272
PC Connection Inc.	11,711	531,094
Plexus Corp.(a)	29,246	2,703,500
Sanmina Corp.(a)	67,765	2,767,523
ScanSource Inc.(a)	25,247	763,217
TTM Technologies Inc.(a)	101,391	1,520,865
Vishay Intertechnology Inc.	132,564	3,257,097
Vishay Precision Group Inc.(a)	10,628	338,821
Vontier Corp.(a)	126,338	3,959,433

		51,463,050

Security	Shares	Value

Energy Equipment & Services — 0.0%
Bristow Group Inc.(a)	7,540	$199,508

Entertainment — 0.1%
IMAX Corp.(a)	50,030	1,031,619

Equity Real Estate Investment Trusts (REITs) — 3.6%
Centerspace	12,827	902,893
Equity Commonwealth	121,524	3,499,891
Franklin Street Properties Corp.	106,909	564,480
GEO Group Inc. (The)	107,854	594,276
Getty Realty Corp.	35,627	1,125,101
Industrial Logistics Properties Trust	65,211	1,617,233
Lexington Realty Trust	270,435	3,310,124
LTC Properties Inc.	39,244	1,669,047
National Health Investors Inc.	28,723	2,108,555
One Liberty Properties Inc.	16,387	407,545
Piedmont Office Realty Trust Inc., Class A	126,028	2,346,641
PS Business Parks Inc.	20,612	3,346,770
Retail Properties of America Inc., Class A	214,258	2,513,246
RPT Realty	80,948	1,028,849
Spirit Realty Capital Inc.	103,046	4,898,807
Urstadt Biddle Properties Inc., Class A	29,876	542,847
Weingarten Realty Investors	121,701	3,935,810

		34,412,115

Food & Staples Retailing — 0.8%
Ingles Markets Inc., Class A	12,734	780,467
SpartanNash Co.	35,693	691,373
Sprouts Farmers Market Inc.(a)(b)	117,947	3,020,623
United Natural Foods Inc.(a)	54,608	2,012,851
Village Super Market Inc., Class A	8,673	211,448
Weis Markets Inc.	17,484	906,545

		7,623,307

Food Products — 0.3%
Fresh Del Monte Produce Inc.	30,652	864,387
Freshpet Inc.(a)	5,143	950,529
John B Sanfilippo & Son Inc.	8,788	772,465

		2,587,381

Gas Utilities — 0.5%
National Fuel Gas Co.	81,861	4,065,217
Star Group LP	41,392	438,342

		4,503,559

Health Care Equipment & Supplies — 4.8%
AngioDynamics Inc.(a)(b)	37,870	920,241
Atrion Corp.	1,463	934,272
BioLife Solutions Inc.(a)(b)	18,253	637,030
Cardiovascular Systems Inc.(a)	16,862	679,876
Co-Diagnostics Inc.(a)	25,175	223,051
CONMED Corp.	28,572	4,027,223
CryoPort Inc.(a)(b)	38,725	2,190,673
Globus Medical Inc., Class A(a)	75,328	5,406,291
Haemonetics Corp.(a)	50,700	3,410,082
Heska Corp.(a)(b)	8,972	1,638,736
Lantheus Holdings Inc.(a)	63,474	1,504,334
LeMaitre Vascular Inc.	17,194	902,169
Meridian Bioscience Inc.(a)	42,864	839,277
Merit Medical Systems Inc.(a)	49,937	3,175,993
Mesa Laboratories Inc.	4,848	1,205,455
Natus Medical Inc.(a)	33,872	865,430
NuVasive Inc.(a)	51,254	3,662,098
OraSure Technologies Inc.(a)(b)	71,279	652,203

2

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® MSCI USA Small-Cap Multifactor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Orthofix Medical Inc.(a)	18,289	$811,117
Quidel Corp.(a)	37,756	3,956,451
Shockwave Medical Inc.(a)	27,203	4,446,602
Silk Road Medical Inc.(a)(b)	26,944	1,647,356
Surmodics Inc.(a)	13,592	727,036
Vapotherm Inc.(a)(b)	14,009	308,198
Varex Imaging Corp.(a)	39,058	927,237
Zynex Inc.(a)	19,013	280,822

		45,979,253

Health Care Providers & Services — 7.6%
Acadia Healthcare Co. Inc.(a)	80,069	4,877,803
Addus HomeCare Corp.(a)	14,882	1,574,516
Amedisys Inc.(a)	32,467	8,761,220
AMN Healthcare Services Inc.(a)	46,989	3,726,228
Castle Biosciences Inc.(a)(b)	11,763	812,000
Chemed Corp.	15,920	7,587,631
CorVel Corp.(a)	9,863	1,154,070
Encompass Health Corp.	99,448	8,439,157
Ensign Group Inc. (The)	51,083	4,385,475
Fulgent Genetics Inc.(a)(b)	12,056	928,553
Hanger Inc.(a)	38,102	949,883
LHC Group Inc.(a)	30,011	6,250,391
Magellan Health Inc.(a)	20,643	1,944,571
ModivCare Inc.(a)(b)	13,328	1,866,986
National HealthCare Corp.	12,238	860,454
National Research Corp.	13,829	709,428
Ontrak Inc.(a)	6,796	221,821
Owens & Minor Inc.	73,513	2,653,084
Patterson Companies Inc.	86,653	2,785,027
Pennant Group Inc. (The)(a)	26,582	1,074,444
Premier Inc., Class A	121,873	4,308,211
RadNet Inc.(a)	6,335	141,524
Tenet Healthcare Corp.(a)	89,583	5,308,689
Triple-S Management Corp., Class B(a)	23,346	553,534
U.S. Physical Therapy Inc.	12,843	1,444,195

		73,318,895

Health Care Technology — 1.6%
Allscripts Healthcare Solutions Inc.(a)	162,973	2,535,860
Computer Programs & Systems Inc.	13,010	390,560
HealthStream Inc.(a)	27,092	654,543
Inovalon Holdings Inc., Class A(a)(b)	72,172	2,180,316
NextGen Healthcare Inc.(a)	53,337	976,600
Omnicell Inc.(a)	42,764	6,201,635
Phreesia Inc.(a)	29,875	1,546,031
Simulations Plus Inc.	15,711	991,993

		15,477,538

Household Durables — 4.0%
Century Communities Inc.(a)	28,307	2,093,020
Ethan Allen Interiors Inc.	23,707	680,628
Green Brick Partners Inc.(a)	25,231	651,212
iRobot Corp.(a)	27,885	3,033,888
KB Home	81,476	3,929,587
La-Z-Boy Inc.	45,929	2,042,003
M/I Homes Inc.(a)	28,502	1,987,159
MDC Holdings Inc.	58,204	3,414,247
Meritage Homes Corp.(a)	37,604	4,000,690
Taylor Morrison Home Corp.(a)	123,213	3,845,478
TopBuild Corp.(a)	33,081	7,356,553
TRI Pointe Homes Inc.(a)(b)	130,329	3,104,437

Security	Shares	Value

Household Durables (continued)
Tupperware Brands Corp.(a)	49,119	$1,197,030
Universal Electronics Inc.(a)	13,877	788,907

		38,124,839

Household Products — 0.3%
Central Garden & Pet Co.(a)	9,568	518,012
Central Garden & Pet Co., Class A, NVS(a)	39,604	1,951,289

		2,469,301

Insurance — 2.9%
American Equity Investment Life Holding Co.	89,096	2,760,194
American National Group Inc.	8,066	914,281
AMERISAFE Inc.	19,332	1,200,131
Assured Guaranty Ltd.	64,091	3,259,027
Crawford & Co., Class A, NVS	16,788	176,106
Donegal Group Inc., Class A	12,893	198,939
Employers Holdings Inc.	22,508	911,124
First American Financial Corp.	111,522	7,193,169
HCI Group Inc.	6,363	467,171
Heritage Insurance Holdings Inc.	25,153	229,144
National Western Life Group Inc., Class A	2,396	549,403
Palomar Holdings Inc.(a)	17,828	1,254,378
ProSight Global Inc.(a)	10,854	138,063
Safety Insurance Group Inc.	10,200	836,706
SiriusPoint Ltd.(a)	85,430	903,849
Stewart Information Services Corp.	19,669	1,153,587
Universal Insurance Holdings Inc.	29,768	415,264
Unum Group	203,562	5,752,662

		28,313,198

Interactive Media & Services — 0.2%
EverQuote Inc., Class A(a)(b)	11,315	383,239
QuinStreet Inc.(a)	47,394	960,677
TrueCar Inc.(a)	96,827	445,404

		1,789,320

Internet & Direct Marketing Retail — 1.6%
1-800-Flowers.com Inc., Class A(a)	24,921	796,849
CarParts.com Inc.(a)(b)	34,679	599,253
Duluth Holdings Inc., Class B(a)(b)	20,536	317,692
Overstock.com Inc.(a)(b)	40,657	3,313,546
PetMed Express Inc.	20,192	594,150
Qurate Retail Inc., Series A	387,487	4,611,095
Shutterstock Inc.	19,890	1,734,010
Stamps.com Inc.(a)	17,576	3,609,583

		15,576,178

IT Services — 1.8%
CSG Systems International Inc.	33,085	1,521,579
EVERTEC Inc.	61,085	2,437,291
Hackett Group Inc. (The)	25,452	423,267
Limelight Networks Inc.(a)(b)	121,596	380,595
MAXIMUS Inc.	61,314	5,618,815
Perficient Inc.(a)	33,201	2,178,318
Repay Holdings Corp.(a)	38,561	881,119
Sykes Enterprises Inc.(a)	38,053	1,667,863
TTEC Holdings Inc.	18,666	1,898,892

		17,007,739

Leisure Products — 0.7%
Johnson Outdoors Inc., Class A	6,211	880,782
Malibu Boats Inc., Class A(a)	20,596	1,716,882
Smith & Wesson Brands Inc.	55,070	958,218
Sturm Ruger & Co. Inc.	17,496	1,136,190

3

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® MSCI USA Small-Cap Multifactor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Leisure Products (continued)
Vista Outdoor Inc.(a)	57,978	$1,890,663

		6,582,735

Life Sciences Tools & Services — 0.7%
Luminex Corp.	44,046	1,616,048
Medpace Holdings Inc.(a)	28,327	4,806,525
Personalis Inc.(a)	22,980	566,227

		6,988,800

Machinery — 1.0%
Astec Industries Inc.	20,343	1,525,928
Gorman-Rupp Co. (The)	16,900	583,388
Greenbrier Companies Inc. (The)	32,702	1,544,843
Meritor Inc.(a)	49,924	1,349,446
Mueller Industries Inc.	51,114	2,293,485
Omega Flex Inc.	3,016	479,544
Standex International Corp.	12,381	1,173,966
Wabash National Corp.	52,914	931,816

		9,882,416

Media — 0.8%
AMC Networks Inc., Class A(a)(b)	26,681	1,341,521
John Wiley & Sons Inc., Class A	44,573	2,537,987
MSG Networks Inc., Class A(a)(b)	38,658	613,502
TechTarget Inc.(a)	23,372	1,792,632
Tribune Publishing Co.(a)	12,733	222,064
WideOpenWest Inc.(a)	52,027	732,020

		7,239,726

Metals & Mining — 2.3%
Arconic Corp.(a)	98,164	2,807,490
Commercial Metals Co.	119,072	3,479,284
Materion Corp.	20,323	1,439,072
Reliance Steel & Aluminum Co.	63,760	10,221,365
Schnitzer Steel Industries Inc., Class A	26,900	1,269,949
Warrior Met Coal Inc.	51,187	811,314
Worthington Industries Inc.	38,249	2,496,130

		22,524,604

Mortgage Real Estate Investment — 0.1%
Broadmark Realty Capital Inc.	125,623	1,354,216

Multi-Utilities — 0.4%
Avista Corp.	66,693	3,069,212
Unitil Corp.	14,939	860,934

		3,930,146

Multiline Retail — 0.4%
Big Lots Inc.	39,232	2,704,654
Dillard’s Inc., Class A	8,615	852,110

		3,556,764

Oil, Gas & Consumable Fuels — 1.4%
Arch Resources Inc.	14,333	636,529
Bonanza Creek Energy Inc.(a)	16,602	549,360
CNX Resources Corp.(a)	224,491	3,012,669
Dorian LPG Ltd.(a)	38,122	506,641
Green Plains Inc.(a)	30,505	909,049
International Seaways Inc.	23,693	418,892
Renewable Energy Group Inc.(a)	39,235	2,178,327
REX American Resources Corp.(a)	5,544	447,567
Southwestern Energy Co.(a)	574,194	2,451,809
World Fuel Services Corp.	63,398	1,960,900

		13,071,743

Security	Shares	Value

Paper & Forest Products — 0.2%
Clearwater Paper Corp.(a)	16,506	$552,291
Schweitzer-Mauduit International Inc.	31,345	1,431,526

		1,983,817

Personal Products — 0.8%
BellRing Brands Inc., Class A(a)(b)	39,429	1,016,874
Medifast Inc.	10,574	2,401,249
Nu Skin Enterprises Inc., Class A	51,388	2,716,370
USANA Health Sciences Inc.(a)	12,609	1,134,684

		7,269,177

Pharmaceuticals — 1.2%
Amphastar Pharmaceuticals Inc.(a)	37,840	658,416
ANI Pharmaceuticals Inc.(a)	9,804	326,277
BioDelivery Sciences International Inc.(a)	85,459	295,688
Corcept Therapeutics Inc.(a)	109,782	2,501,932
Innoviva Inc.(a)(b)	65,647	751,658
Pacira BioSciences Inc.(a)	40,606	2,565,487
Phibro Animal Health Corp., Class A	20,208	495,500
Prestige Consumer Healthcare Inc.(a)	50,116	2,183,053
Supernus Pharmaceuticals Inc.(a)	52,665	1,603,650

		11,381,661

Professional Services — 1.8%
Barrett Business Services Inc.	7,606	557,748
Exponent Inc.	51,624	4,972,940
Heidrick & Struggles International Inc.	19,267	814,994
ICF International Inc.	18,849	1,716,390
Kelly Services Inc., Class A, NVS(a)	34,173	856,034
Kforce Inc.	19,753	1,106,958
Korn Ferry	46,299	3,143,239
ManTech International Corp./VA, Class A	27,106	2,313,497
Resources Connection Inc.	30,418	429,198
TrueBlue Inc.(a)	36,062	1,020,554

		16,931,552

Real Estate Management & Development — 0.9%
eXp World Holdings Inc.(a)(b)	54,747	1,881,107
Marcus & Millichap Inc.(a)	23,505	830,196
Newmark Group Inc., Class A	150,076	1,613,317
RE/MAX Holdings Inc., Class A	18,052	663,050
Realogy Holdings Corp.(a)	115,439	1,994,786
RMR Group Inc. (The), Class A	15,255	603,793
St. Joe Co. (The)	32,386	1,482,955

		9,069,204

Road & Rail — 1.5%
ArcBest Corp.	25,408	1,848,686
Heartland Express Inc.	44,579	828,724
Marten Transport Ltd.	61,719	1,031,942
Saia Inc.(a)	26,149	6,131,940
Schneider National Inc., Class B	51,872	1,256,859
Werner Enterprises Inc.	62,189	2,874,997

		13,973,148

Semiconductors & Semiconductor Equipment — 4.3%
Amkor Technology Inc.	108,459	2,193,041
Axcelis Technologies Inc.(a)	33,466	1,389,843
CEVA Inc.(a)	22,159	1,228,495
Cirrus Logic Inc.(a)	58,394	4,345,098
Diodes Inc.(a)	44,058	3,384,095
DSP Group Inc.(a)	22,252	309,080
FormFactor Inc.(a)	77,061	3,016,938
Kulicke & Soffa Industries Inc.	61,842	3,515,718

4

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® MSCI USA Small-Cap Multifactor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Lattice Semiconductor Corp.(a)	134,626	$6,773,034
NeoPhotonics Corp.(a)	46,903	439,012
PDF Solutions Inc.(a)	32,740	580,480
Photronics Inc.(a)	41,690	529,463
Power Integrations Inc.	59,682	4,942,266
SiTime Corp.(a)	8,358	773,533
SMART Global Holdings Inc.(a)(b)	14,439	666,360
Synaptics Inc.(a)	34,230	4,787,750
Ultra Clean Holdings Inc.(a)	39,842	2,034,731

		40,908,937

Software — 4.6%
A10 Networks Inc.(a)	50,456	437,958
Agilysys Inc.(a)	20,052	1,010,821
American Software Inc./GA, Class A	30,501	631,066
Cerence Inc.(a)(b)	36,723	3,540,464
ChannelAdvisor Corp.(a)	27,144	574,096
Digital Turbine Inc.(a)	78,827	5,945,921
Dolby Laboratories Inc., Class A	64,374	6,532,030
Ebix Inc.	24,634	741,730
eGain Corp.(a)	21,552	211,856
j2 Global Inc.(a)(b)	45,227	5,472,467
Manhattan Associates Inc.(a)	63,523	8,717,896
Mitek Systems Inc.(a)	41,127	666,669
Model N Inc.(a)(b)	25,911	1,030,739
OneSpan Inc.(a)	32,277	865,346
Progress Software Corp.	44,971	1,963,434
Qualys Inc.(a)	33,360	3,381,370
Sprout Social Inc., Class A(a)	19,205	1,273,099
VirnetX Holding Corp.	63,703	296,856
Xperi Holding Corp.	53,271	1,094,719

		44,388,537

Specialty Retail — 9.3%
Aaron’s Co. Inc. (The)	33,571	1,037,008
Abercrombie & Fitch Co., Class A	62,377	2,338,514
America’s Car-Mart Inc./TX(a)	6,310	951,737
Asbury Automotive Group Inc.(a)(b)	19,290	3,831,187
AutoNation Inc.(a)	56,691	5,809,694
Boot Barn Holdings Inc.(a)	28,814	2,032,540
Buckle Inc. (The)	29,646	1,243,353
Camping World Holdings Inc., Class A	38,336	1,669,149
Dick’s Sporting Goods Inc.	65,148	5,379,922
Foot Locker Inc.	99,174	5,849,282
Genesco Inc.(a)	14,189	709,450
Group 1 Automotive Inc.	17,343	2,847,027
Haverty Furniture Companies Inc.	16,359	760,203
Hibbett Sports Inc.(a)	16,533	1,313,547
Lithia Motors Inc., Class A	26,026	10,003,874
Lumber Liquidators Holdings Inc.(a)	28,740	688,898
MarineMax Inc.(a)	21,628	1,228,470
Murphy USA Inc.	27,719	3,864,029
ODP Corp. (The)(a)	52,589	2,126,173
Rent-A-Center Inc./TX	48,444	2,787,952
RH(a)(b)	15,433	10,618,213
Sally Beauty Holdings Inc.(a)(b)	112,689	2,261,668
Shoe Carnival Inc.	9,121	546,804
Sleep Number Corp.(a)(b)	27,726	3,102,262
Sonic Automotive Inc., Class A	22,938	1,131,761
Sportsman’s Warehouse Holdings Inc.(a)	43,436	762,736
Williams-Sonoma Inc.	77,798	13,284,008

Security	Shares	Value

Specialty Retail (continued)
Winmark Corp.	2,973	$572,511
Zumiez Inc.(a)	20,345	874,225

		89,626,197

Technology Hardware, Storage & Peripherals — 0.6%
Super Micro Computer Inc.(a)	44,507	1,647,649
Xerox Holdings Corp.	181,066	4,370,933

		6,018,582

Textiles, Apparel & Luxury Goods — 1.3%
Deckers Outdoor Corp.(a)	28,022	9,477,041
G-III Apparel Group Ltd.(a)(b)	43,249	1,405,160
Oxford Industries Inc.	16,718	1,525,183

		12,407,384

Thrifts & Mortgage Finance — 2.6%
Essent Group Ltd.	104,433	5,491,087
MGIC Investment Corp.	338,581	5,159,974
NMI Holdings Inc., Class A(a)	72,491	1,873,167
PennyMac Financial Services Inc.	57,914	3,487,002
Radian Group Inc.	191,558	4,719,989
TrustCo Bank Corp. NY	75,141	549,656
Walker & Dunlop Inc.	29,550	3,275,618
Waterstone Financial Inc.	23,225	457,533

		25,014,026

Tobacco — 0.1%
Universal Corp./VA	24,490	1,377,073

Trading Companies & Distributors — 3.2%
Air Lease Corp.	108,093	5,049,024
Boise Cascade Co.	39,198	2,615,291
CAI International Inc.	15,736	669,567
GMS Inc.(a)	42,674	1,865,280
H&E Equipment Services Inc.	32,323	1,257,365
Herc Holdings Inc.(a)	20,379	2,152,022
McGrath RentCorp.	24,048	1,971,455
MSC Industrial Direct Co. Inc., Class A	45,527	4,104,714
Rush Enterprises Inc., Class A	41,924	2,069,369
Rush Enterprises Inc., Class B	5,654	247,589
Systemax Inc.	13,069	558,308
Triton International Ltd.	68,609	3,442,113
WESCO International Inc.(a)(b)	50,044	4,590,036

		30,592,133

Water Utilities — 0.1%
York Water Co. (The)	12,984	670,494

Wireless Telecommunication Services — 0.3%
Telephone and Data Systems Inc.	96,192	2,210,492
U.S. Cellular Corp.(a)	13,181	449,868

		2,660,360

Total Common Stocks — 99.7% (Cost: $710,251,601)		958,101,493

Short-Term Investments

Money Market Funds — 3.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(c)(d)(e)	30,135,662	30,150,730

5

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® MSCI USA Small-Cap Multifactor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	6,600,000	$6,600,000

		36,750,730

Total Short-Term Investments — 3.8% (Cost: $36,740,667)		36,750,730

Total Investments in Securities — 103.5% (Cost: $746,992,268)		994,852,223

Other Assets, Less Liabilities — (3.5)%		(33,404,897)

Net Assets — 100.0%		$961,447,326

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/21	Shares Held at 04/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$22,093,454	$8,071,166	(a)	$—	$(7,471)	$(6,419)	$30,150,730	30,135,662	$104,486	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,750,000	4,850,000	(a)	—	—	—	6,600,000	6,600,000	2,059		—
PennyMac Financial Services Inc.(c)	2,576,312	947,812		(685,345)	162,819	(332,699)	N/A	N/A	26,382		—

					$155,348	$(339,118)	$36,750,730		$132,927		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity was not considered an affiliate.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Russell 2000 E-Mini Index	6	06/18/21	$679	$(14,110)
S&P MidCap 400 E-Mini Index	3	06/18/21	816	21,022

				$6,912

OTC Total Return Swaps

Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage

Equity Securities Long	Monthly	Goldman Sachs & Co.(b)	02/27/23	$1,611,170	$10,234	(c)	$1,628,017	0.2%
	Monthly	HSBC Bank USA N.A.(d)	02/10/23	839,927	(20,025	)(e)	845,883	0.1

6

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® MSCI USA Small-Cap Multifactor ETF

OTC Total Return Swaps (continued)

Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage

	Monthly	JPMorgan Securities PLC(f)	02/08/23	1,265,032	(58,397	)(g)	1,216,847	0.1%

					$(68,188)		$3,690,747

(a)

The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.

(c)	Amount includes $(6,613) of net dividends and financing fees.
(e)	Amount includes $(25,981) of net dividends, payable for referenced securities purchased and financing fees.
(g)	Amount includes $(10,212) of net dividends, payable for referenced securities purchased and financing fees.
The	following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

	(b)	(d)	(f)
Range:	65 basis points	65 basis points	65 basis points
Benchmarks:	USD - 1M US Dollar LIBOR BBA	USD - 1M US Dollar LIBOR BBA	USD - 1M US Dollar LIBOR BBA

7

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® MSCI USA Small-Cap Multifactor ETF

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with Goldman Sachs & Co. as of April 30, 2021 expiration date 02/27/23.

	Shares	Value	% of Basket Value

Reference Entity — Long

Consumer Finance
Green Dot Corp. Class A	1,812	$82,917	5.1%

Equity Real Estate Investment Trusts (REITs)
Geo Group Inc. (The)	1,588	8,750	0.5

Health Care Providers & Services
Magellan Health Inc.(a)	479	45,122	2.8

Insurance
American Equity Investment Life Holding Co.	882	27,324	1.7
Assured Guaranty Ltd.	15,990	813,092	50.0
Employers Holdings Inc.	3,308	133,908	8.2
Safety Insurance Group Inc.	502	41,179	2.5
Stewart Information Services Corp.	2,972	174,308	10.7
Universal Insurance Holdings Inc.	239	3,334	0.2

		1,193,145

Multi-Utilities
Avista Corp.	653	30,051	1.8

Oil, Gas & Consumable Fuels
Green Plains Inc.	325	9,685	0.6

Semiconductors & Semiconductor Equipment
Photronics Inc.(a)	4,100	52,070	3.2

Thrifts & Mortgage Finance
Homestreet Inc.	4,084	166,791	10.3
TrustCo Bank Corp. NY	5,398	39,486	2.4

		206,277

Total Reference Entity — Long		1,628,017

Net Value of Reference Entity — Goldman Sachs & Co.		$1,628,017

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with HSBC Bank USA N.A. as of April 30, 2021 expiration date 02/10/23.

	Shares	Value	% of Basket Value

Reference Entity — Long

Air Freight & Logistics
Echo Global Logistics Inc.(a)	2,496	$81,619	9.6%

Consumer Finance
Green Dot Corp.	426	19,494	2.3

Equity Real Estate Investment Trusts (REITs)
Geo Group Inc. (The)	11,895	65,541	7.7

Health Care Providers & Services
Magellan Health Inc.(a)	1,658	156,184	18.5

	Shares	Value	% of Basket Value

Insurance
American Equity Investment Life Holding Co.	1,979	$61,309	7.3
Employers Holdings Inc.	1,229	49,750	5.9
Safety Insurance Group Inc.	350	28,711	3.4
Stewart Information Services Corp.	2,630	154,250	18.2
Universal Insurance Holdings Inc.	254	3,543	0.4

		297,563

Multi-Utilities
Avista Corp.	570	26,231	3.1

Oil, Gas & Consumable Fuels
Green Plains Inc.	3,041	90,622	10.7

Semiconductors & Semiconductor Equipment
Photronics Inc.(a)	633	8,039	1.0

Thrifts & Mortgage Finance
Homestreet Inc.	930	37,981	4.5
TrustCo Bank Corp. NY	8,559	62,609	7.4

		100,590

Total Reference Entity — Long		845,883

Net Value of Reference Entity — HSBC Bank USA N.A.		$845,883

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with JPMorgan Securities PLC as of April 30, 2021 expiration date 02/08/23.

	Shares	Value	% of Basket Value

Reference Entity — Long

Consumer Finance
Green Dot Corp. Class A	488	$22,331	1.8%

Insurance
Employers Holdings Inc.	2,227	90,149	7.4
Stewart Information Services Corp.	1,457	85,453	7.0

		175,602

Semiconductors & Semiconductor Equipment
Photronics Inc.(a)	19,104	242,621	20.0

Thrifts & Mortgage Finance
Homestreet Inc.	17,694	722,623	59.4
TrustCo Bank Corp. NY	7,337	53,670	4.4

		776,293

Total Reference Entity — Long		1,216,847

Net Value of Reference Entity — JPMorgan Securities PLC		$1,216,847

(a)	Non-income producing security.

8

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® MSCI USA Small-Cap Multifactor ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$958,101,493	$—	$—	$958,101,493
Money Market Funds	36,750,730	—	—	36,750,730

	$994,852,223	$—	$—	$994,852,223

Derivative financial instruments(a)
Assets
Futures Contracts	$21,022	$—	$—	$21,022
Swaps	—	10,234	—	10,234
Liabilities
Futures Contracts	(14,110)	—	—	(14,110)
Swaps	—	(78,422)	—	(78,422)

	$6,912	$(68,188)	$—	$(61,276)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

9